Share-Based Compensation - Additional Information (Details)																				12 Months Ended
	Sep. 28, 2021 USD ($)	Jun. 29, 2021	Jun. 28, 2021 USD ($) $ / shares shares	Jun. 28, 2021 $ / shares shares	Mar. 19, 2021 $ / shares shares	Mar. 19, 2021 $ / shares shares	Sep. 28, 2020 USD ($)	Sep. 25, 2020 $ / shares shares	Aug. 11, 2020 $ / shares shares	Mar. 31, 2020 $ / shares shares	Sep. 30, 2019 $ / shares shares	Sep. 23, 2019 USD ($) shares	Sep. 26, 2018 USD ($)	Sep. 29, 2017 USD ($)	Sep. 28, 2016 USD ($)	Jan. 01, 2016 $ / shares shares	Jan. 01, 2016 $ / shares shares	Oct. 06, 2015 $ / shares shares	Oct. 06, 2015 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2017
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Compensation expenses																				$ 38,000	$ 8,000	$ 5,000
Restricted stock units [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Compensation expenses																				$ 23,760,000	$ 4,833,000	$ 131,000
Number of RSUs granted in share-based payment arrangement	2,604,545						1,402,714						676,273	580,235	1,208,785					2,604,545	1,402,714
Percentage of restrictedstock units grant vested	85.63						98.68						97.15	96.91	91.93
percentage of vested settled by ordinary shares One											0.95															4.79	0.44		1.03	2.69
percentage of vested settled by ordinary shares Two											1.03														4.79	0.44		0.95	2.69
percentage of vested settled by ordinary shares Three											2.69													4.79	0.44		0.95	1.03
Estimated fairvalue market price of ADS	$ 10.39						$ 3.44						$ 5.76	$ 10.93	$ 8.30
Restricted stock unit settle by shares | shares																				14,264	16,302	77,756
Weighted average remaining contractual life of unvested RSUs																				2 years 8 months 19 days
Compensation Cost Not Yet Recognized																				$ 3,059,000
Restricted stock units settled by cash	$ 23,174,000						$ 4,762,000						$ 3,778,000	$ 6,147,000	$ 9,223,000
Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Exercise price, share options granted | (per share)																$ 0.9139	$ 30
Number of share authorized																1,760,000	1,760,000
Himax Display
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life																		4 years	4 years
Share Options Vesting period																		3 years	3 years
Share Based Compensation No Of Shares Authorized | shares																		2,528,000	2,528,000
Exercise price, share options granted | (per share)																		$ 1.986	$ 65
Liqxtal Technology Inc
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Compensation expenses			$ 43,000
Stock Option 2016 Plan | Himax Imaging [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life																4 years	4 years
Share Options Vesting period																3 years	3 years
Stock Option 2016 Plan | Himax Imaging [Member] | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage																50.00%	50.00%
Stock Option 2016 Plan | Himax Imaging [Member] | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage																50.00%	50.00%
Stock Option 2016 Plan | Himax Imaging [Member] | ROC Central Government [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term																2 years	2 years
Stock Option 2016 Plan | Himax Imaging [Member] | ROC Central Government [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term																5 years	5 years
Stock Option 2016 Plan | Imaging Taiwan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life																4 years	4 years
Share Options Vesting period																3 years	3 years
Share Based Compensation No Of Shares Authorized | shares																2,040,000	2,040,000
Exercise price, share options granted | (per share)																$ 0.9139	$ 30
Weighted average exercise price, Granted | $ / shares																						$ 0
Number of share authorized																						0
Exercise price, share options granted																						0
Weighted average remaining contractual life of unvested RSUs																					0 years	0 years	1 year
Stock Option 2016 Plan | Imaging Taiwan | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage																50.00%	50.00%
Stock Option 2016 Plan | Imaging Taiwan | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage																50.00%	50.00%
Stock Option 2016 Plan | Imaging Taiwan | ROC Central Government [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term																2 years	2 years
Stock Option 2016 Plan | Imaging Taiwan | ROC Central Government [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term																5 years	5 years
Stock Option 2015 Plan | Himax Display | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage																		50.00%	50.00%
Stock Option 2015 Plan | Himax Display | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage																		50.00%	50.00%
Stock Option 2015 Plan | Himax Display | ROC Central Government [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term																		2 years	2 years
Stock Option 2015 Plan | Himax Display | ROC Central Government [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term																		5 years	5 years
Stock Option 2019 Plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life												2 years
Share Options Vesting period												1 year
Exercise price, share options granted | $ / shares											$ 2.27
Number of ADS authorized | shares												3,000,000
Number of ADS per stock options granted | shares								10,000	39,000	114,500	2,226,690
Weighted average exercise price, Granted | $ / shares								$ 3.35	$ 3.9	$ 2.74											$ 3.05	$ 2.27
Compensation expenses																					$ 570,000	$ 326,000
Income tax benefits																					$ 103,000	$ 59,000
Number of share authorized												6,000,000									163,500	2,226,690
Exercise price, share options granted																				524,387	1,574,869
Weighted average remaining contractual life of unvested RSUs																				0 years	6 months 14 days	1 year 6 months
Stock Option 2019 Plan | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term												1 year
Stock Option 2019 Plan | Top of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term												1 year 6 months
Stock Option 2019 Plan | One Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage												50.00%
Stock Option 2019 Plan | Half years after grant date
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage												50.00%
Stock option 2019 plan
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Compensation expenses																					$ 122,000
Income tax benefits																					$ 29,000
Stock options 2021 plan | CM Visual Technology Corp
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life					4 years	4 years
Share Options Vesting period					3 years	3 years
Share Based Compensation No Of Shares Authorized | shares					3,000,000	3,000,000
Exercise price, share options granted | (per share)					$ 0.36	$ 10
Weighted average exercise price, Granted | $ / shares																				$ 0.36
Compensation expenses																				$ 71,000
Income tax benefits																				$ 0
Number of share authorized																				2,791,000
Weighted average remaining contractual life of unvested RSUs																				3 years 6 months
Stock options 2021 plan | CM Visual Technology Corp | One And Half Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage					50.00%	50.00%
Stock options 2021 plan | CM Visual Technology Corp | Three Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage					50.00%	50.00%
Stock options 2021 plan | CM Visual Technology Corp | ROC Central Government [Member] | Bottom of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term					2 years	2 years
Stock options 2021 plan | CM Visual Technology Corp | ROC Central Government [Member] | Top of range [member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term					5 years	5 years
Stock options 2021 plan | Liqxtal Technology Inc
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Options Contractual Life		1 year 6 months
Share Options Vesting period		1 year
Share Based Compensation No Of Shares Authorized | shares			1,000,000	1,000,000
Exercise price, share options granted | (per share)			$ 0.65	$ 18
Weighted average exercise price, Granted | $ / shares																				$ 0.65
Number of share authorized																				1,000,000
Weighted average remaining contractual life of unvested RSUs																				1 year
Stock options 2021 plan | Liqxtal Technology Inc | One Years After Grant Date [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Vesting Rights Percentage			100.00%
Stock options 2021 plan | Liqxtal Technology Inc | ROC Central Government [Member]
Disclosure Of Share Based Payment Arrangements Explanatory [Line Items]
Share Based Compensation Risk Free Interest Rate Expected Term			2 years